OTHER COMPREHENSIVE (LOSS) INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of other comprehensive income (loss)
Balance at the beginning of the period	$ 1,296	$ 1,475	$ 1,217
Other comprehensive (loss) income, net of tax	(234)	(484)	178
Balance at the end of the period	1,084	1,296	1,475
Total
Components of other comprehensive income (loss)
Balance at the beginning of the period	(1,110)	(626)
Other comprehensive (loss) income before reclassifications, gross	(221)	(481)
Tax (expense) benefit	(75)	51
Amounts reclassified from accumulated other comprehensive loss, gross	77	(66)
Tax (expense) benefit	(15)	12
Other comprehensive (loss) income, net of tax	(234)	(484)
Balance at the end of the period	(1,344)	(1,110)	(626)
Foreign currency translation adjustment
Components of other comprehensive income (loss)
Balance at the beginning of the period	22	243
Other comprehensive (loss) income before reclassifications, gross	(272)	(187)
Tax (expense) benefit	(42)	(34)
Other comprehensive (loss) income, net of tax	(314)	(221)
Balance at the end of the period	(292)	22	243
Foreign currency translations adjustments, tax	76	34	0
Pension and other postretirement benefits adjustments
Components of other comprehensive income (loss)
Balance at the beginning of the period	(1,147)	(883)
Other comprehensive (loss) income before reclassifications, gross	44	(296)
Tax (expense) benefit	(33)	86
Amounts reclassified from accumulated other comprehensive loss, gross	77	(66)
Tax (expense) benefit	(15)	12
Other comprehensive (loss) income, net of tax	73	(264)
Balance at the end of the period	(1,074)	(1,147)	(883)
Pension and other postretirement benefits adjustments, tax	163	211	113
Other comprehensive income of unconsolidated affiliates
Components of other comprehensive income (loss)
Balance at the beginning of the period	10	12
Other comprehensive (loss) income before reclassifications, gross	1	(2)
Other comprehensive (loss) income, net of tax	1	(2)
Balance at the end of the period	11	10	12
Other, net
Components of other comprehensive income (loss)
Balance at the beginning of the period	5	2
Other comprehensive (loss) income before reclassifications, gross	6	4
Tax (expense) benefit		(1)
Other comprehensive (loss) income, net of tax	6	3
Balance at the end of the period	11	5	2
Amounts attributable to noncontrolling interests
Components of other comprehensive income (loss)
Balance at the beginning of the period	23	8
Other comprehensive (loss) income before reclassifications, gross	5	15
Other comprehensive (loss) income, net of tax	5	15
Balance at the end of the period	28	23	8
Accumulated other comprehensive (loss) income
Components of other comprehensive income (loss)
Balance at the beginning of the period	(1,087)	(618)	(791)
Other comprehensive (loss) income before reclassifications, gross	(216)	(466)
Tax (expense) benefit	(75)	51
Amounts reclassified from accumulated other comprehensive loss, gross	77	(66)
Tax (expense) benefit	(15)	12
Other comprehensive (loss) income, net of tax	(229)	(469)	173
Balance at the end of the period	$ (1,316)	$ (1,087)	$ (618)